Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Prepayments	272,859	317,262	45,695
Rental deposits	10,051	1,494	215
Interest receivable	9,944	11,690	1,684
Staff advances	6,529	7,712	1,111
Receivables from third-party payment platform	4,598	12,327	1,775
Other receivables	34,696	26,734	3,851

	338,677	377,219	54,331